Land, furniture and equipment - Net: Right-of-use assets of leasing assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets with property leases	$ 27,691	$ 27,541
Lease liabilities	$ 31,557	$ 22,496
Transportation equipment
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of contract	48 months
Percentage of default monthly interest rate in the event of nonpayment of lease payment	3.00%